MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

January 27, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               File Nos. 2-97963; 811-4310
Post-Effective Amendment No. 30

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 30 to the Registration Statement of this Fund on Form N-1A.

The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed pursuant to Rule 485 (a) on November 23, 2009.

Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

If you have any questions, please feel free to contact me at 212 296-6993 (tel) or 212 404-9620 (fax).

Very truly yours,

/s/ Debra Rubano
Debra Rubano

Enclosures

cc:  Stefanie V. Chang Yu